DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Tax Assets And Liabilities
Schedule of net deferred tax assets and liabilities

	As of
	December 31,
	2022	2023	2023
	CNY	CNY	US$

Deferred tax assets	488	—	—
Offset amount	(488)	—	—
Deferred tax assets after offsetting	—	—	—

Deferred tax liabilities before offsetting	5,764	—	—
Offset amount	(488)	—	—

Deferred tax liabilities after offsetting	5,276	—	—

Schedule of gross movement of the deferred tax account

	2022	2023	2023
	CNY	CNY	US$

As of January 1	2,478	5,276	744
Charged/(credited) to the consolidated statements of profit or loss during the year	2,798	(10)	(1)
Disposal of PSTT	—	(5,266)	(743)

As of December 31	5,276	—	—

Schedule of deferred tax assets

	Provision for loss allowance	Significant financing component of the contract with customers	Lease liabilities	Losses available for offsetting against future taxable profits	Total
	CNY	CNY	CNY		CNY

As of January 1, 2022	2,143	540	454	154	3,291
Charged to the consolidated statements of profit or loss during the year	(2,136)	(478)	(35)	(154)	(2,803)
As of December 31, 2022	7	62	419	—	488
As of January 1, 2023	7	62	419	—	488
Charged to the consolidated statements of profit or loss during the year	—	(22)	(57)	—	(79)
Disposal of PSTT	(7)	(40)	(362)	—	(409)
As of December 31, 2023	—	—	—	—	—
As of December 31, 2023 US$	—	—	—	—	—

Schedule of deferred tax liabilities

	Temporary difference on assets recognized under IFRIC 12	Right-of-use assets	Total
	CNY	CNY	CNY

As of January 1, 2022	5,270	499	5,769
Credited to the consolidated statements of profit or loss during the year	—	(5)	(5)
As of December 31, 2022	5,270	494	5,764
As of January 1, 2023	5,270	494	5,764
Credited to the consolidated statements of profit or loss during the year	—	(89)	(89)
Disposal of PSTT	(5,270)	(405)	(5,675)
As of December 31, 2023	—	—	—
As of December 31, 2023 US$	—	—	—

Schedule of deferred tax not recognized

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Deductible temporary differences with no deferred tax assets recognized	21,929	1,200	170
Tax losses with no deferred tax assets recognized	16,073	6,077	859

Total	38,002	7,277	1,029

Schedule of expiration dates of the tax losses

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Year of expiration
2022	—	—	—
2023	2,318	—	—
2024	1,835	1,745	247
2025	2,476	1,462	207
2026	7,040	1,411	199
2027	2,302	499	70
2028	—	828	117

Total	15,971	5,945	840